Convertible Notes (Details) - USD ($)					6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 17, 2024	May 16, 2024	May 18, 2023	Sep. 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Aug. 04, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes [Line Items]
Gross proceeds				$ 8,000,000	$ 1,419,589
Original issue discount				640,000
Fees		$ 15,000		$ 20,000
Percentage of outstanding balance elected for pre-payment				120.00%
Aggregate split adjusted shares (in Shares)									2,913
Remaining principal and interest amount					4,059,983			$ 1,250,000
Fair value of outstanding					5,584,422			5,020,633
Fair value of outstanding
Gain (loss) of change in fair value of convertible note					530,501
Commitment amount		$ 30,000,000
Percentage of converted rate		8.00%
Percentage of commitment fee		1.00%
Financing cost		$ 62,570
Deferred financing cost		237,430
Net proceeds			$ 600,000
Streeterville Note [Member]
Convertible Notes [Line Items]
Aggregate principal amount				$ 8,640,000					$ 1,250,310
Percentage of interest rate				6.00%
Fair value of outstanding								$ 5,020,633
YA 2024 Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount		8,000,000
Interest expense recognized for these convertible notes					$ 104,850
First Tranche of YA Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount		$ 4,756,986
Percentage of origin issue discount rate		7.00%			17.60%
Maturity date		May 16, 2025
Net proceeds		$ 4,162,347
Second Tranche of YA Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount	$ 1,500,000
Percentage of origin issue discount rate	7.00%				24.30%
Maturity date	May 16, 2025
Net proceeds	$ 1,317,225
Convertible Notes Payable [Member]
Convertible Notes [Line Items]
Gain (loss) of change in fair value of convertible note					$ 1,048,271
Interest expense recognized for these convertible notes					$ 87,621	$ 157,607
Common Class A [Member]
Convertible Notes [Line Items]
Aggregate split adjusted shares (in Shares)									58,257
Aggregate split adjusted shares (in Shares)							161,708
Common Class A [Member] | Streeterville Note [Member]
Convertible Notes [Line Items]
Aggregate split adjusted shares (in Shares)								5,594
Aggregate split adjusted shares (in Shares)								111,875